Goodwill And Other Intangible Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	¥ 5,237	¥ 17,414
Aggregate amortization expense of intangible assets	5,078	2,009	2,313
Farm & Industrial Machinery
Acquired Finite-Lived Intangible Assets [Line Items]
Carrying amounts of Goodwill	4,932	4,618	718
Software
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	¥ 4,555	¥ 3,751
Amortization Periods (years)	5 years	5 years